Employee benefits - Summary of Expenses for Bank's Principal Plans (Parenthetical) (Detail) $ in Millions	9 Months Ended
Jul. 31, 2019 CAD ($)
Changes in net defined benefit liability (asset) [abstract]
Defined benefit plan, modification	$ 203